UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Grubb & Ellis AGA Realty Income Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 60.00%
Real Estate - 60.00%
Ashford Hospitality Trust, Inc. Series A, 8.550%	29,545	736,262
Ashford Hospitality Trust, Inc. Series D, 8.450%	27,410	670,997
CapLease, Inc. Series A, 8.125%	14,200	354,503
CBL & Associates Properties, Inc. Series D, 7.375%	23,430	569,115
Cedar Shopping Centers, Inc. Series A, 8.875%	28,430	722,122
Cousins Properties, Inc. Series A, 7.750%	20,942	521,665
Developers Diversified Realty Corp. Series H, 7.375%	27,120	647,083
Entertainment Properties Trust Series B, 7.750%	18,200	451,178
First Industrial Realty Trust, Inc. Series J, 7.250%	44,800	1,046,528
Glimcher Realty Trust Series F, 8.750%	29,760	755,011
Glimcher Realty Trust Series G, 8.125%	29,160	717,628
Hersha Hospitality Trust Series A, 8.000%	22,200	555,444
Hudson Pacific Properties, Inc. Series B, 8.375%	1,655	41,441
Lexington Realty Trust Series D, 7.550%	26,700	636,528
Sunstone Hotel Investors, Inc. Series A, 8.000%	26,695	659,900
TOTAL PREFERRED STOCKS (Cost $8,031,442)		9,085,405

REAL ESTATE INVESTMENT TRUSTS - 38.75%
Agree Realty Corp.	26,000	663,780
Cogdell Spencer, Inc.	141,660	908,040
Colony Financial, Inc.	14,500	308,125
Commonwealth Reit	23,690	680,140
Dynex Capital, Inc.	57,600	608,832
Hospitality Properties Trust	23,650	543,950
Mack-Cali Realty Corp.	4,500	152,730
Medical Properties Trust, Inc.	54,400	638,112
Starwood Property Trust, Inc.	32,590	762,280
Sun Communities, Inc.	17,420	602,384
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,254,913)		5,868,373

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.29%
Money Market Fund- 1.29%
Fidelity Institutional Money Market Portfolio	195,856	195,856
TOTAL SHORT-TERM INVESTMENTS (Cost $195,856)		195,856

Total Investments (Cost $13,482,211) - 100.04%		15,149,634
Liabilities in Excess of Other Assets - (0.04)%		(6,384)
TOTAL NET ASSETS - 100.00%		$ 15,143,250

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$13,482,211
Gross unrealized appreciation	1,692,971
Gross unrealized depreciation	(25,548)
Net unrealized appreciation	$1,667,423

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
REITS	$5,868,373	$-	$-	$5,868,373
Preferred Stocks	9,085,405	-	-	9,085,405
Total Equity	14,953,778	-	-	14,953,778

Short-Term Investments	195,856	-	-	195,856

Total Investments in Securities	$15,149,634	$-	$-	$15,149,634

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Grubb & Ellis AGA U.S. Realty Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.34%
Accommodation - 4.11%
Mariott International, Inc.	2,160	84,694
Starwood Hotels & Resorts Worldwide, Inc.	1,640	100,203
		184,897
Real Estate - 3.23%
Forestar Group, Inc. (a)	7,530	145,028
TOTAL COMMON STOCKS (Cost $321,859)		329,925

REAL ESTATE INVESTMENT TRUSTS - 90.17%
Agree Realty Corp.	2,830	72,250
Alexandria Real Estate Equities, Inc.	980	78,596
Apartment Investment & Management Co.	6,870	176,215
Ashford Hospitality Trust, Inc. (a)	6,800	70,108
Associated Estates Realty Corp.	6,940	112,775
AvalonBay Communities, Inc.	1,150	139,185
CapLease, Inc.	13,880	74,536
Cogdell Spencer, Inc.	22,820	146,276
Developers Diversified Realty Corp.	7,710	110,253
Digital Realty Trust, Inc.	3,140	184,695
Douglas Emmett, Inc.	9,020	169,125
Duke Realty Corp.	9,570	134,650
DuPont Fabros Technology, Inc.	6,530	159,463
Equity Residential	3,260	179,658
Essex Property Trust, Inc.	1,130	139,871
First Industrial Realty Trust, Inc. (a)	13,030	146,066
General Growth Properties, Inc.	6,731	107,158
Glimcher Realty Trust	9,210	84,732
Hersha Hospitality Trust	17,310	113,727
Mack-Cali Realty Corp.	4,720	160,197
PS Business Parks, Inc.	1,050	66,192
Public Storage	1,300	145,925
Ramco-Gershenson Properties Trust	8,120	109,701
Simon Property Group, Inc.	4,283	471,301
SL Green Realty Corp.	800	60,584
Sun Communities, Inc.	2,120	73,310
U-Store-It Trust	15,270	156,518
Ventas, Inc.	1,130	62,625
Vornado Realty Trust	3,725	347,653
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,372,362)		4,053,345

PURCHASED OPTIONS - 0.36%
iShares Dow Jones US Real Estate Index Fund	100	8,300
Expiration: June, 2011, Exercise Price: $53.00
iShares Dow Jones US Real Estate Index Fund	70	7,770
Expiration: June, 2011, Exercise Price: $55.00
iShares Dow Jones US Real Estate Index Fund	70	245
Expiration: March, 2011, Exercise Price: $47.00
TOTAL PURCHASED OPTIONS (Cost $36,359)		16,315

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.59%
MONEY MARKET FUND - 2.59%
Fidelity Institutional Money Market Portfolio	116,363	116,363
TOTAL SHORT-TERM INVESTMENTS (Cost $116,363)		116,363

Total Investments (Cost $3,846,943) - 100.46%		4,515,948
Liabilities in Excess of Other Assets - (0.46)%		(20,658)
TOTAL NET ASSETS - 100.00%		$ 4,495,290

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$3,846,943
Gross unrealized appreciation	705,192
Gross unrealized depreciation	(36,187)
Net unrealized appreciation	$669,005

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
REITS	$4,053,345	$-	$-	$4,053,345
Common Stocks	329,925	-	-	329,925
Total Equity	4,383,270	-	-	4,383,270

Options
Purchased Options	16,315	-	-	16,315
Total Options	16,315	-	-	16,315

Short-Term Investments	116,363	-	-	116,363

Total Investments in Securities	$4,515,948	$-	$-	$4,515,948

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Purchased Options	$16,315
Total	$16,315

The Effect of Derivative Instruments on income for the period June 1, 2010 through February 28, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1,
as hedging instruments	2010 through
February 28, 2011
Purchased Options	$(5,600)
Total	$(5,600)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1,
as hedging instruments	2010 through
February 28, 2011
Purchased Options	$(20,044)
Total	$(20,044)

Grubb & Ellis AGA International Realty Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.40%
Australia - 2.01%
Lend Lease Group	3,700	34,543

Brazil - 4.77%
Aliansce Shopping Centers SA	5,200	38,098
Gafisa SA	3,600	22,092
PDG Realty SA Empreendimentos e Participacoes	4,000	21,781
		81,971
Canada - 5.02%
Brookfield Properties Corp	3,000	52,617
Genesis Land Development Corp (a)	4,200	16,514
Melcor Developments Ltd.	1,050	17,130
		86,261
China - 7.10%
Renhe Commercial Holdings Co. Ltd.	410,000	61,927
Shimao Property Holdings Ltd.	17,000	23,354
Shui On Land Ltd	78,000	36,778
		122,059
Guernsey - 1.74%
Raven Russia Ltd.	28,701	29,877

Hong Kong - 22.10%
Cheung Kong Holdings Ltd.	5,000	78,305
China Resources Land Ltd.	10,000	16,303
Great Eagle Holdings Ltd.	20,373	67,763
Hang Lung Properties Ltd.	4,000	17,136
Henderson Land Development Co. Ltd.	6,000	38,322
Hong Kong Land Holdings Ltd.	2,000	13,700
Shun Tak Holdings Ltd.	68,000	37,712
Sun Hung Kai Properties Ltd.	6,000	97,665
Wharf Holdings Ltd.	2,000	13,188
		380,094
Japan - 16.65%
Daito Trust Construction Co. Ltd.	700	57,360
Mitsubishi Estate Co. Ltd.	7,000	143,522
Mitsui Fudosan Co. Ltd.	4,000	85,486
		286,368
Luxembourg - 3.51%
Gagfa SA	5,100	60,401

Norway - 3.25%
Norwegian Property ASA (a)	31,300	55,827

Singapore - 8.13%
Allgreen Properties Ltd.	39,000	32,018
CapitaLand Ltd.	21,000	54,048
Wing Tai Holdings Ltd.	46,000	53,727
		139,793
United Kingdom - 1.12%
Unite Group (a)	5,900	19,227

TOTAL COMMON STOCKS (Cost $1,195,839)		1,296,421

REAL ESTATE INVESTMENT TRUSTS - 21.75%
Australia - 10.55%
Charter Hall Office Reit	16,000	52,133
Dexus Property Group	47,000	41,117
ING Office Fund (a)	40,000	24,961
Mirvac Group	11,600	15,429
Westfield Group	4,800	47,857
		181,497
France - 3.69%
Unibail-Rodamco SE	315	63,384

Great Britain - 4.64%
British Land Co., PLC	8,400	79,696

Hong Kong - 0.45%
The Link	2,500	7,722

Netherlands - 1.70%
Eurocommercial Properties NV	610	29,247

Singapore - 0.72%
Parkway Life Real Estate Investment Trust	9,000	12,330

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $311,598)		373,876

RIGHTS - 1.24%
Australia - 1.22%
Westfield Retail Trust	7,700	20,932
Hong Kong - 0.02%
Wharf Holdings Ltd Rights	200	374
TOTAL RIGHTS (Cost $16,647)		21,306

WARRANTS - 0.01%
Hong Kong - 0.01%
Henderson Land Development Co. Ltd. (a)
Expiration: June, 2011, Exercise Price: $0.580	1,800	129
TOTAL WARRANTS (Cost $0)		129

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.96%
Money Market Fund - 3.96%
Fidelity Institutional Money Market Portfolio	68,009	68,009
TOTAL SHORT-TERM INVESTMENTS (Cost $68,009)		68,009

Total Investments (Cost $1,592,093) - 102.36%		1,759,741
Liabilities in Excess of Other Assets - (2.36)%		(40,607)
TOTAL NET ASSETS - 100.00%		$ 1,719,134

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$1,592,093
Gross unrealized appreciation	230,890
Gross unrealized depreciation	(63,242)
Net unrealized appreciation	$167,648

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in:
Common Stock	$1,296,421	$-	$-	$1,296,421
Warrants	129	-	-	129
Real Estate Investment Trusts	373,876	-	-	373,876
Rights	21,306	-	-	21,306
Short-Term Investments	68,009	-	-	68,009
Total	$1,759,741	$-	$-	$1,759,741

Transfered from Level 3 to Level 1 during the period ending February 28, 2011. The Fund's pricing agent began pricing the Fund's positon in
Henderson Land Development Co. Ltd. warrants.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011